Other information about investments - Subsidiaries - Corporate and other activities (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EGP (ج.م.)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000				€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876				€ 4,005,358,876
Corporate and financial companies | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Agenzia Giornalistica Italia SpA
Registered office	Rome
Country of operation	Italy
Share capital		2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	D-Share SpA
Registered office	Milan
Country of operation	Italy
Share capital		121,719.25
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Two [Member] | AGI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Corporate University SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		3,360,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Energia Italia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Eni Trading & Shipping SpA (in liquidation)
Registered office	Rome
Country of operation	Italy
Share capital		334,171
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniProgetti SpA
Registered office	Venezia Marghera (VE)
Country of operation	Italy
Share capital		2,064,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Servizi SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		13,427,419.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Seven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	Eniverse Ventures Srl (former Eni Nuova Energia Srl)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Eight [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	Serfactoring SpA (in liquidation)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		5,160,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Servizi Aerei SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		48,205,536
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Banque Eni SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital		50,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Eni Finance International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital | $					$ 1,480,365,336
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member] | ENI SpA
Subsidiaries
% Ownership	33.61%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Eni International BV
Subsidiaries
% Ownership	66.39%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eni Finance USA Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $					2,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Eni Insurance DAC
Registered office	Dublin (Ireland)
Country of operation	Ireland
Share capital		500,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		641,683,425
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Eni International Resources Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £	£ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni Next Llc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $					$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	EniProgetti Egypt Ltd
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.			ج.م. 50,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | ENI SpA
Subsidiaries
% Ownership	1.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | EniProgetti SpA
Subsidiaries
% Ownership	99.00%
Other activities | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Rewind SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		101,950,844.46
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Other activities | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)
Registered office	Gela (CL)
Country of operation	Italy
Share capital		1,300,000
Consolidation or valuation method	Eq.
Other activities | Italy | Subsidiaries Two [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	52.00%
Other activities | Italy | Subsidiaries Two [Member] | Third parties
Subsidiaries
% Ownership	48.00%
Other activities | Foreign (outside Italy) | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Rewind International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		€ 20,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Subsidiaries Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Oleodotto del Reno SA
Registered office	Coira (Switzerland)
Country of operation	Switzerland
Share capital | SFr				SFr 1,550,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Subsidiaries Four [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	100.00%